Segments - Schedule of Net Sales and Long-Lived Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Segment Reporting Information, by Segment [Table]
Net sales	$ 1,049,850	$ 1,096,086	$ 1,322,706
Long-lived assets	134,996	160,586
United States
Schedule of Segment Reporting Information, by Segment [Table]
Net sales	681,986	755,620	966,324
Long-lived assets	88,705	110,308
Europe
Schedule of Segment Reporting Information, by Segment [Table]
Net sales	283,792	268,496	260,557
Long-lived assets	15,055	18,867
Other International
Schedule of Segment Reporting Information, by Segment [Table]
Net sales	84,072	71,970	$ 95,825
Long-lived assets	$ 31,236	$ 31,411